DISCONTINUED OPERATIONS (Schedule of Components of Assets and Liabilities of Discontinued Operations) (Details) (Proved Oil and Gas Properties - Weld County, CO [Member], USD $)	Dec. 31, 2012	Sep. 07, 2012
Proved Oil and Gas Properties - Weld County, CO [Member]
Current Assets
Accounts receivable	$ 8,550
Oil and gas properties, net	1,472,521	1,472,521
Total current assets of discontinued operations	1,481,071
Current Liabilities
Accounts payable	7,745
Total current liabilities of discontinued operations	$ 7,745